American Century Investments®
Quarterly Portfolio Holdings
Ultra® Fund
January 31, 2022

Ultra - Schedule of Investments
JANUARY 31, 2022 (UNAUDITED)

	Shares/ Principal Amount ($)	Value ($)
COMMON STOCKS — 99.0%
Automobiles — 4.9%
Tesla, Inc.(1)	1,045,000	978,872,400
Banks — 0.8%
JPMorgan Chase & Co.	1,032,435	153,419,841
Beverages — 1.2%
Constellation Brands, Inc., Class A	1,002,000	238,225,500
Biotechnology — 2.3%
Biogen, Inc.(1)	402,000	90,852,000
Regeneron Pharmaceuticals, Inc.(1)	599,000	364,545,410
		455,397,410
Capital Markets — 1.1%
MSCI, Inc.	389,000	208,550,680
Chemicals — 0.2%
Ecolab, Inc.	239,000	45,278,550
Commercial Services and Supplies — 0.4%
Copart, Inc.(1)	682,000	88,148,500
Electrical Equipment — 1.1%
Acuity Brands, Inc.	759,000	145,371,270
Rockwell Automation, Inc.	275,000	79,535,500
		224,906,770
Electronic Equipment, Instruments and Components — 0.6%
Cognex Corp.	657,000	43,664,220
Keyence Corp.	127,900	65,602,776
		109,266,996
Entertainment — 2.1%
Netflix, Inc.(1)	560,000	239,198,400
Roku, Inc.(1)	310,000	50,855,500
Walt Disney Co. (The)(1)	959,000	137,108,230
		427,162,130
Food and Staples Retailing — 1.7%
Costco Wholesale Corp.	678,000	342,478,140
Health Care Equipment and Supplies — 5.2%
ABIOMED, Inc.(1)	90,000	26,628,300
DexCom, Inc.(1)	217,000	93,414,160
Edwards Lifesciences Corp.(1)	1,762,000	192,410,400
IDEXX Laboratories, Inc.(1)	313,000	158,784,900
Insulet Corp.(1)	239,000	59,272,000
Intuitive Surgical, Inc.(1)	1,826,430	519,034,877
		1,049,544,637
Health Care Providers and Services — 3.4%
Guardant Health, Inc.(1)	670,000	46,598,500
UnitedHealth Group, Inc.	1,336,000	631,353,520
		677,952,020
Hotels, Restaurants and Leisure — 2.0%
Chipotle Mexican Grill, Inc.(1)	205,000	304,543,900
Wingstop, Inc.	676,000	103,597,000
		408,140,900
Household Durables — 0.4%
Sonos, Inc.(1)	2,890,000	72,885,800

Household Products — 0.4%
Colgate-Palmolive Co.	1,026,000	84,593,700
Interactive Media and Services — 12.1%
Alphabet, Inc., Class A(1)	288,955	781,932,457
Alphabet, Inc., Class C(1)	317,000	860,328,490
Meta Platforms, Inc., Class A(1)	2,507,000	785,342,820
		2,427,603,767
Internet and Direct Marketing Retail — 6.5%
Amazon.com, Inc.(1)	436,294	1,305,160,412
IT Services — 14.0%
Adyen NV(1)	122,000	248,257,487
Block, Inc.(1)	1,415,000	173,040,350
Mastercard, Inc., Class A	2,256,779	871,974,270
Okta, Inc.(1)	495,000	97,955,550
PayPal Holdings, Inc.(1)	2,446,000	420,565,240
Shopify, Inc., Class A(1)	220,453	212,569,601
Visa, Inc., Class A	3,435,000	776,893,950
		2,801,256,448
Machinery — 1.5%
Donaldson Co., Inc.	704,557	39,215,642
Nordson Corp.	322,200	74,924,388
Westinghouse Air Brake Technologies Corp.	1,219,000	108,369,100
Yaskawa Electric Corp.	1,951,800	81,722,572
		304,231,702
Oil, Gas and Consumable Fuels — 0.9%
EOG Resources, Inc.	1,513,000	168,669,240
Personal Products — 1.5%
Estee Lauder Cos., Inc. (The), Class A	961,000	299,630,190
Road and Rail — 0.9%
J.B. Hunt Transport Services, Inc.	879,000	169,242,660
Semiconductors and Semiconductor Equipment — 6.0%
Analog Devices, Inc.	1,258,000	206,274,260
Applied Materials, Inc.	2,816,000	389,114,880
NVIDIA Corp.	799,000	195,643,140
Xilinx, Inc.	2,120,000	410,326,000
		1,201,358,280
Software — 9.8%
DocuSign, Inc.(1)	1,465,000	184,253,050
Microsoft Corp.	4,457,000	1,386,037,860
Paycom Software, Inc.(1)	312,000	104,613,600
salesforce.com, Inc.(1)	716,000	166,563,080
Zscaler, Inc.(1)	491,000	126,241,010
		1,967,708,600
Technology Hardware, Storage and Peripherals — 14.9%
Apple, Inc.	17,060,927	2,981,908,821
Textiles, Apparel and Luxury Goods — 3.1%
lululemon athletica, Inc.(1)	840,000	280,358,400
NIKE, Inc., Class B	2,302,000	340,857,140
		621,215,540
TOTAL COMMON STOCKS (Cost $5,060,892,789)		19,812,809,634
SHORT-TERM INVESTMENTS — 1.0%
Discount Notes — 0.3%
Federal Home Loan Bank Discount Notes, 0.00%, 2/1/22(2)	60,818,000	60,818,000

Money Market Funds†
State Street Institutional U.S. Government Money Market Fund, Premier Class	623,197	623,197
Repurchase Agreements — 0.7%
BMO Capital Markets Corp., (collateralized by various U.S. Treasury obligations, 2.25% - 6.00%, 4/30/24 - 2/15/49, valued at $33,476,859) in a joint trading account at 0.02%, dated 1/31/22, due 2/1/22 (Delivery value $32,895,175)		32,895,157
Fixed Income Clearing Corp., (collateralized by various U.S. Treasury obligations, 1.875% - 2.25%, 2/15/41 - 11/15/41, valued at $111,855,415) at 0.02%, dated 1/31/22, due 2/1/22 (Delivery value $109,662,061)		109,662,000
		142,557,157
TOTAL SHORT-TERM INVESTMENTS (Cost $203,998,354)		203,998,354
TOTAL INVESTMENT SECURITIES — 100.0% (Cost $5,264,891,143)		20,016,807,988
OTHER ASSETS AND LIABILITIES†		9,825,357
TOTAL NET ASSETS — 100.0%		$20,026,633,345

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
EUR	5,907,850	USD	6,681,359	Credit Suisse AG	3/31/22	$(35,416)
EUR	17,596,670	USD	20,016,986	Credit Suisse AG	3/31/22	(221,891)
EUR	11,260,600	USD	12,869,785	Credit Suisse AG	3/31/22	(202,351)
EUR	13,052,780	USD	14,765,997	Credit Suisse AG	3/31/22	(82,478)
EUR	5,352,750	USD	6,089,984	UBS AG	3/31/22	(68,493)
EUR	9,634,950	USD	11,011,736	UBS AG	3/31/22	(173,051)
USD	6,361,493	EUR	5,543,070	Credit Suisse AG	3/31/22	125,904
USD	5,996,364	EUR	5,376,540	Credit Suisse AG	3/31/22	(51,890)
USD	6,362,744	EUR	5,614,440	Goldman Sachs & Co.	3/31/22	46,868
USD	195,293,686	EUR	172,477,500	UBS AG	3/31/22	1,267,849
USD	6,799,055	EUR	5,987,150	UBS AG	3/31/22	63,906
USD	7,094,127	EUR	6,264,700	UBS AG	3/31/22	46,752
JPY	397,097,400	USD	3,432,275	Bank of America N.A.	3/31/22	20,432
JPY	420,067,900	USD	3,648,270	Bank of America N.A.	3/31/22	4,163
JPY	398,232,450	USD	3,503,489	Bank of America N.A.	3/31/22	(40,912)
JPY	433,375,600	USD	3,749,282	Bank of America N.A.	3/31/22	18,860
USD	64,610,615	JPY	7,331,205,000	Bank of America N.A.	3/31/22	866,788
						$1,585,040

NOTES TO SCHEDULE OF INVESTMENTS
EUR	-	Euro
JPY	-	Japanese Yen
USD	-	United States Dollar
†Category is less than 0.05% of total net assets.
(1)Non-income producing.
(2)The rate indicated is the yield to maturity at purchase.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value (NAV) per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The Board of Directors has adopted valuation policies and procedures to guide the investment advisor in the fund’s investment valuation process and to provide methodologies for the oversight of the fund’s pricing function.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are generally valued at the closing price of such securities on the exchange where primarily traded or at the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices may be used. Securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price. Equity securities initially expressed in local currencies are translated into U.S. dollars at the mean of the appropriate currency exchange rate at the close of the NYSE as provided by an independent pricing service.

Open-end management investment companies are valued at the reported NAV per share. Repurchase agreements are valued at cost, which approximates fair value. Forward foreign currency exchange contracts are valued at the mean of the appropriate forward exchange rate at the close of the NYSE as provided by an independent pricing service.

If the fund determines that the market price for an investment is not readily available or the valuation methods mentioned above do not reflect an investment’s fair value, such investment is valued as determined in good faith by the Board of Directors or its delegate, in accordance with policies and procedures adopted by the Board of Directors. In its determination of fair value, the fund may review several factors including, but not limited to, market information regarding the specific investment or comparable investments and correlation with other investment types, futures indices or general market indicators. Circumstances that may cause the fund to use these procedures to value an investment include, but are not limited to: an investment has been declared in default or is distressed; trading in a security has been suspended during the trading day or a security is not actively trading on its principal exchange; prices received from a regular pricing source are deemed unreliable; or there is a foreign market holiday and no trading occurred.

The fund monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s NAV per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region. The fund also monitors for significant fluctuations between domestic and foreign markets, as evidenced by the U.S. market or such other indicators that the Board of Directors, or its delegate, deems appropriate. The fund may apply a model-derived factor to the closing price of equity securities traded on foreign securities exchanges. The factor is based on observable market data as provided by an independent pricing service.

2. Fair Value Measurements

The fund’s investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

	Level 1 ($)	Level 2 ($)	Level 3 ($)
Assets
Investment Securities
Common Stocks	19,417,226,799	395,582,835	—
Short-Term Investments	623,197	203,375,157	—
	19,417,849,996	598,957,992	—
Other Financial Instruments
Forward Foreign Currency Exchange Contracts	—	2,461,522	—

Liabilities
Other Financial Instruments
Forward Foreign Currency Exchange Contracts	—	876,482	—
This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.